Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details)	Dec. 31, 2024
Leasehold improvements [Member]
Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	At the shorter of the lease period or useful life of the leasehold improvement
Minimum [Member] | Computers and electronic equipment [Member]
Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%
Minimum [Member] | Office furniture and equipment [Member]
Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	6.00%
Maximum [Member] | Computers and electronic equipment [Member]
Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.00%
Maximum [Member] | Office furniture and equipment [Member]
Significant Accounting Policies - Schedule of Annual Rates of Depreciation (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%